Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (33,112,851)	$ (2,718,517)	$ (748,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on deconsolidation of subsidiaries	7,688	45,160
Loss from equity method investment	44,384	2,386
Change in fair value of warrants	18,522,010
Issuance costs of warrants	472,233
Depreciation and amortization	213,692	11,774	7,300
Non-cash operating lease expense	6,557	7,403	4,350
Change in allowance of credit losses	(169)	(127,716)	128,652
Deferred tax (benefit) expense	(93)	(4)	154
Share-based compensation expenses	11,672,780	2,214,000
Changes in operating assets and liabilities:
Accounts receivable	231,612	169,313	(130,142)
Advances to suppliers	713,020	(1,568,646)	929,056
Prepayments and other current assets, net	(684,840)	(21,902)	(18,844)
Other non-current assets	(28,365)	(219,493)	(27,679)
Inventory	(15,266)
Accounts payable	(134,437)	(509,326)	136,431
Advances from customers			(1,807,899)
Taxes payable	(574)	(218,887)	129,032
Accruals and other liabilities	(61,651)	85,824	5,432
Operating lease liability	(4,702)	(7,316)	(7,424)
Amounts due to related parties		34,800	46,969
Net cash used in operating activities	(2,158,972)	(2,821,147)	(1,353,154)
Cash flows from investing activities
Purchases of property and equipment	(449,348)	(5,782,869)	(12,766)
Loans to third parties			(11,657,764)
Collection of loans to third parties		9,677,257	2,200,000
Proceeds from disposal of equity method investment	39,939
Purchase of equity method investment		(83,815)
Net cash (used in) provided by investing activities	(409,409)	3,810,573	(9,470,530)
Cash flows from financing activities
Proceeds from short-term loans		388,368	981,409
Repayments of short-term loans	(398,378)	(696,001)	(420,604)
Issuance of ordinary shares, net of issuance cost	4,068,130	5,700,000	13,783,523
Net cash provided by financing activities	3,669,752	5,392,367	14,344,328
Effect of foreign exchange rate on cash	49,604	(33,360)	19,997
Net increase in cash	1,150,975	6,348,433	3,540,641
Cash at the beginning of the year	11,182,783	4,834,350	1,293,709
Cash at the end of the year	12,333,758	11,182,783	4,834,350
Supplemental disclosures of cash flow information:
Interest paid	372	22,485	12,454
Income taxes paid
Supplemental disclosures of non-cash investing and financing transactions:
Right-of-use assets recognized	4,110		22,370
Ordinary Shares issued for deferred compensation expense	4,021,920
Ordinary Shares issued for deferred compensation expense– noncurrent portion	12,235,300
Warrant liabilities exercised under zero exercise price option	$ 6,164,200